UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2014

MASSACHUSETTS

INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

3/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 5.0%
Honeywell International, Inc.	1,240,450	$115,064,142
Precision Castparts Corp.	418,816	105,859,932
United Technologies Corp.	1,061,750	124,054,870

		$344,978,944
Alcoholic Beverages - 2.0%
Diageo PLC	1,820,207	$56,473,131
Pernod Ricard S.A.	691,853	80,539,568

		$137,012,699
Apparel Manufacturers - 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	370,531	$67,355,444
NIKE, Inc., “B”	645,280	47,660,381
VF Corp.	956,764	59,204,556

		$174,220,381
Automotive - 0.9%
Bayerische Motoren Werke AG	204,358	$25,794,118
Delphi Automotive PLC	557,120	37,806,163

		$63,600,281
Biotechnology - 0.6%
Gilead Sciences, Inc. (a)	583,890	$41,374,445

Broadcasting - 4.4%
Time Warner, Inc.	1,289,160	$84,220,823
Twenty-First Century Fox, Inc.	2,308,940	73,816,812
Walt Disney Co.	1,773,380	141,994,537

		$300,032,172
Brokerage & Asset Managers - 2.0%
BlackRock, Inc.	354,279	$111,413,660
Franklin Resources, Inc.	473,062	25,630,499

		$137,044,159
Business Services - 3.6%
Accenture PLC, “A”	1,146,860	$91,427,679
Cognizant Technology Solutions Corp., “A” (a)	1,693,180	85,691,840
Fidelity National Information Services, Inc.	1,266,720	67,706,184

		$244,825,703
Cable TV - 1.5%
Comcast Corp., “A”	2,071,530	$103,617,931

Computer Software - 2.2%
Citrix Systems, Inc. (a)	803,010	$46,116,864
Oracle Corp.	2,497,690	102,180,498

		$148,297,362
Computer Software - Systems - 5.4%
Apple, Inc.	196,358	$105,393,193
EMC Corp.	5,444,780	149,241,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Hewlett-Packard Co.	3,617,160	$117,051,298

		$371,685,911
Construction - 0.8%
Sherwin-Williams Co.	285,331	$56,247,300

Consumer Products - 2.9%
Colgate-Palmolive Co.	891,825	$57,852,688
Procter & Gamble Co.	1,715,436	138,264,142

		$196,116,830
Containers - 0.6%
Crown Holdings, Inc. (a)	973,960	$43,574,970

Electrical Equipment - 3.7%
Danaher Corp.	2,405,220	$180,391,500
W.W. Grainger, Inc.	284,292	71,829,217

		$252,220,717
Electronics - 2.9%
Altera Corp.	2,314,680	$83,884,003
Microchip Technology, Inc.	2,434,040	116,249,750

		$200,133,753
Energy - Independent - 2.6%
EOG Resources, Inc.	362,203	$71,053,363
Noble Energy, Inc.	512,980	36,442,099
Occidental Petroleum Corp.	716,460	68,271,473

		$175,766,935
Energy - Integrated - 1.8%
Chevron Corp.	384,847	$45,762,157
Exxon Mobil Corp.	794,210	77,578,433

		$123,340,590
Engineering - Construction - 0.8%
Fluor Corp.	670,200	$52,094,646

Food & Beverages - 2.7%
General Mills, Inc.	550,020	$28,502,036
Groupe Danone	1,111,516	78,600,578
Mondelez International, Inc.	2,317,620	80,073,771

		$187,176,385
General Merchandise - 2.0%
Kohl’s Corp.	1,077,540	$61,204,272
Target Corp.	1,231,650	74,527,142

		$135,731,414
Insurance - 1.1%
ACE Ltd.	757,000	$74,988,420

Internet - 2.9%
Google, Inc., “A” (a)	177,779	$198,136,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 9.6%
Bank of America Corp.	5,133,580	$88,297,576
Goldman Sachs Group, Inc.	734,372	120,326,852
JPMorgan Chase & Co.	3,559,010	216,067,497
Morgan Stanley	1,562,290	48,696,579
State Street Corp.	588,720	40,945,476
Wells Fargo & Co.	2,899,856	144,238,837

		$658,572,817
Medical Equipment - 5.6%
Abbott Laboratories	1,348,450	$51,928,810
Covidien PLC	1,609,800	118,577,868
St. Jude Medical, Inc.	690,320	45,140,025
Stryker Corp.	644,790	52,531,041
Thermo Fisher Scientific, Inc.	977,070	117,482,897

		$385,660,641
Oil Services - 4.1%
Cameron International Corp. (a)	1,290,030	$79,685,153
Dresser-Rand Group, Inc. (a)	1,130,740	66,046,523
National Oilwell Varco, Inc.	770,630	60,008,958
Schlumberger Ltd.	739,680	72,118,800

		$277,859,434
Other Banks & Diversified Financials - 5.3%
American Express Co.	1,378,360	$124,093,751
MasterCard, Inc., “A”	1,318,810	98,515,107
Visa, Inc., “A”	654,312	141,239,788

		$363,848,646
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	879,450	$45,687,428
Endo International PLC (a)	892,100	61,242,665
Johnson & Johnson	1,497,308	147,080,565
Pfizer, Inc.	4,986,360	160,161,883
Valeant Pharmaceuticals International, Inc. (a)	788,260	103,916,316

		$518,088,857
Railroad & Shipping - 1.2%
Canadian National Railway Co.	1,437,430	$80,812,315

Restaurants - 1.2%
McDonald’s Corp.	866,291	$84,922,507

Specialty Chemicals - 3.3%
FMC Corp.	703,470	$53,857,663
Linde AG	289,663	57,942,656
Praxair, Inc.	463,374	60,688,093
W.R. Grace & Co. (a)	532,160	52,774,307

		$225,262,719
Specialty Stores - 1.1%
Bed Bath & Beyond, Inc. (a)	563,720	$38,783,936
Ross Stores, Inc.	551,770	39,479,144

		$78,263,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	1,342,220	$109,887,551

Trucking - 0.8%
United Parcel Service, Inc., “B”	565,860	$55,103,447

Utilities - Electric Power - 2.1%
American Electric Power Co., Inc.	915,280	$46,368,085
CMS Energy Corp.	2,179,850	63,826,008
Wisconsin Energy Corp.	788,990	36,727,485

		$146,921,578
Total Common Stocks		$6,747,422,013

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	131,138,287	$131,138,287
Total Investments		$6,878,560,300

Other Assets, Less Liabilities - (0.3)%		(21,686,832)
Net Assets - 100.0%		$6,856,873,468

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,747,422,013	$—	$—	$6,747,422,013
Mutual Funds	131,138,287	—	—	131,138,287
Total Investments	$6,878,560,300	$—	$—	$6,878,560,300

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,822,651,903
Gross unrealized appreciation	2,072,175,048
Gross unrealized depreciation	(16,266,651)
Net unrealized appreciation (depreciation)	$2,055,908,397

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,898	209,275,290	(78,142,901)	131,138,287

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,520	$131,138,287

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2014

*	Print name and title of each signing officer under his or her signature.